Segment Information (Tables)	3 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of CODM Reviews Several Key Metrics Included in Net Income (Loss) and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss and total assets, which include the following:

	March 31, 2026	December 31, 2025
Marketable securities held in Trust Account	$241,144,179	$239,042,295
Cash and Cash Equivalents	$1,124,492	$1,329,433

	For the Three Months Ended March 31,
	2026	2025
General and administrative costs	$966,218	$121,696
Interest earned on marketable securities held in Trust Account	$2,101,884	$717,933